Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Other Employee-Related Obligations
Schedule of other employee-related liabilities

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	4,205	546	4,751	3,632	426	4,058
/ Other non-financial liabilities	5,648	698	6,346	4,818	705	5,523
Other employee-related liabilities as % of / Other non-financial liabilities	74	78	75	75	60	73